Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net earnings		$ 537,644	$ 669,126
Items that will not be reclassified to net earnings
(Loss) gain on LTIs	[1],[2]	(26,632)	21,052
Income tax (recovery) expense related to LTIs		(3,719)	6,513
Total other comprehensive (loss) income	[3]	(22,913)	14,539
Total comprehensive income		$ 514,731	$ 683,665

[1]	Fair Value Gains (Losses) are reflected as a component of OCI.
[2]	LTIs = long-term investments – common shares held.
[3]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.